UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:  June 30, 2012


Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number:

		28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		Alternate Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

______________________________
[Signature]


Toronto, Ontario, Canada	July 19, 2012
[City, State] 			[Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                              Beutel, Goodman & Company Ltd.
                                                              Form 13F Information Table              Form 13F File Number
               30-Jun-12                                                                              28 - 11939

FX: 1.0009
                                                     FX Total    Shares Investmen Othe   Voting Authority
Name of Issuer            Title of Class       CUSIP (x $1000)          DiscretioMgr.      Sole Shared   None
Agrium Inc.                   Common         8916108   161,833  1,759,950    Sole       1,579,035       180,915
Bank of Nova Scotia           Common        64149107   465,323  8,657,598    Sole       7,730,431       927,167
Cameco Corp.                  Common       13321L108   206,422  9,054,670    Sole       8,244,870       809,800
CIBC                          Common       136069101   470,321  6,441,116    Sole       5,762,939       678,177
CDN National Railway          Common       136375102   302,316  3,445,407    Sole       3,084,844       360,563
CDN Pacific Railway           Common       13645T100   278,651  3,659,380    Sole       3,297,360       362,020
Cenovus Energy Inc.           Common       15135U109   237,889  7,211,320    Sole       6,525,740       685,580
Encana                        Common       292505104   148,379  6,867,838    Sole       6,244,888       622,950
Magna Intl  Inc.              Common       559222401   257,571  6,285,610    Sole       5,681,445       604,165
Manulife Financial            Common       56501R106   277,590 24,561,525    Sole      22,269,220     2,292,305
Molson Coors Canada       ExchNonVot CLB   608711206   284,608  6,668,433    Sole       6,032,783       635,650
Potash Corp. of Sask.         Common       73755L107   272,705  6,013,344    Sole       5,391,519       621,825
Rogers Communications    Class BNonVoting  775109200   355,808  9,459,208    Sole       8,531,482       927,726
Royal Bank CDA                Common       780087102   588,827 11,077,287    Sole       9,872,422     1,204,865
Talisman Energy Inc           Common       87425E103   201,038 16,904,059    Sole      15,149,360     1,754,699
Thomson Reuters Corp.         Common       884903105   124,800  4,227,178    Sole       3,787,033       440,145
Toronto Dominion Bank         Common       891160509   710,266  8,746,911    Sole       7,839,801       907,110

Total                                                5,344,346



FORM 13F SUMMARY PAGE

Report Summary:  June 30, 2012

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total:5,344,346(thousands)

List of Other Included Managers:None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]



No. Form 13F File Number Name
28-11939
[Repeat as necessary.]